UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22972

AMG PANTHEON MASTER FUND, LLC

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: June 30, 2016 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Pantheon Master Fund, LLC

Schedule of Investments

June 30, 2016 (unaudited)

	Initial Acquisition Date	Shares		Value
Co-Investments – 30.2%
ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),*	02/27/2015	(b	)	$500,000
Altas Med LP (Consumer Discretionary)(a),*	08/11/2015	(b	)	472,262
AP VIII Prime Security Services Holdings, L.P. (Industrials)(a),*	04/26/2016	(b	)	1,740,703
Digital Bridge U.S. Tower Holdings, LLC (Telecommunication Services)(a),*	11/03/2014	10		519,649
Odyssey Acquisition, LLC (Information Technology)(a),*	11/06/2015	(b	)	228,137
Palermo TT Holdings, Inc. (Information Technology)(a),*	12/12/2014	357		377,110
PSG Abacus Co-investors L.P. (Information Technology)(a),*	12/08/2015	(b	)	455,032
PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(b	)	3,040,000
Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(b	)	53,167
Shamrock Capital Growth Fund III, LLC (Information Technology)(a),*	07/29/2015	(b	)	344,116
Shamrock RB Co-Invest, LLC (Consumer Discretionary)(a),*	07/30/2015	(b	)	500,000
SPC RP Investor, LLC (Industrials)(a),*	05/26/2015	(b	)	395,902
T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(b	)	363,649
Virgin Pulse, Inc. (Growth Equity)(a),*	02/19/2016	(b	)	3,040,000
WP-LH Co-Invest, L.P. (Materials)(a),*	06/25/2015	(b	)	320,290

Total Co-Investments				12,350,017

Primary Private Investment Funds – 0.2%
Banc Fund IX L.P.(a),*	01/19/2016	(b	)	56,598
Calera Capital Partners V L.P.(a),*	04/25/2016	(b	)	11,116

Total Primary Private Investment Funds				67,714

Secondary Private Investment Funds – 5.9%
1901 Partners LP(a),*	07/16/2015	(b	)	346,609
Banc Fund VII L.P.(a),*	12/31/2015	(b	)	290,007
Banc Fund VIII L.P.*	12/31/2015	(b	)	121,220

AMG Pantheon Master Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds – 5.9% (continued)
Calera Capital Partners IV L.P.(a),*	04/04/2016	(b)	$221,643
Francisco Partners III, L.P.(a),*	01/05/2015	(b)	237,626
Providence Equity Partners VI, L.P.*	12/12/2014	(b)	343,124
TPG Partners V, L.P.*	10/31/2015	(b)	35,702
TPG Partners VI, L.P.*	10/31/2015	(b)	571,531
Welsh, Carson, Anderson & Stowe X L.P.*	12/31/2015	(b)	265,916

Total Secondary Private Investment Funds			2,433,378

Common Stock – 0.0%(c)
CDW Corp.		299	11,984

Exchange Traded Fund – 10.2%
SPDR® S&P 500 ETF Trust		19,938	4,177,609

Short-Term Investments – 54.3%
Other Investment Companies – 54.3%
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%(1)		22,257,263	22,257,263

Total Investments – 100.8% (cost $41,065,648)			41,297,965
Other Assets, less Liabilities – (0.8%)			(336,869)

Net Assets – 100.0%			$40,961,096

Cost of Investments by asset type is as follows:
Co-Investments	$12,266,452
Primary Private Investment Funds	66,595
Secondary Private Investment Funds	2,447,749
Common Stock	12,609
Exchange Traded Fund	4,014,980
Short-Term Investments	22,257,263

Total	$41,065,648

Based on the approximate cost of investments for federal income tax purposes at September 30, 2015 of $10,288,124, the Master Fund’s aggregate gross unrealized appreciation and depreciation were $132,078 and $117,202, respectively, resulting in net unrealized appreciation of $14,876.

AMG Pantheon Master Fund, LLC

Schedule of Investments (continued)

(a)	Non-income producing.
(b)	Investment does not issue shares.
(c)	Less than 0.05%.
(1)	Yield shown represents the June 30, 2016 seven-day average yield, which refers to the sum of the previous seven days’
dividends paid, expressed as an annual percentage.
*	Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Schedule of Investments. As of June 30, 2016, the aggregate cost of each investment restricted to resale was $500,000,
    $473,378, $1,740,703, $506,329, $231,077, $357,661, $455,757, $3,044,903, $53,000, $344,116, $500,000, $340,546,
    $358,692, $3,040,000, $320,290, $54,996, $11,599, $329,631, $261,695, $112,816, $200,957, $204,797, $346,408, $49,875,
$631,323 and $310,247, respectively, totaling $14,780,796.

AMG Pantheon Master Fund, LLC

Notes to Schedule of Investments

June 30, 2016 (unaudited)

The following table summarizes the inputs used to value AMG Pantheon Master Fund, LLC’s (the “Master Fund”) investments by the fair value hierarchy levels as of June 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Co-Investments	—	—	$12,350,017	$12,350,017
Primary Private Investment Funds	—	—	67,714	67,714
Secondary Private Investment Funds	—	—	2,433,378	2,433,378
Common Stock	$11,984	—	—	11,984
Exchange Traded Fund	4,177,609	—	—	4,177,609
Short-Term Investments
Other Investment Companies	22,257,263	—	—	22,257,263

Total Investments	$26,446,856	—	$14,851,109	$41,297,965

As of June 30, 2016, the Master Fund had no transfers from the beginning of the reporting period.

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2016	$7,523,113	$52,721	$2,053,999	$9,629,833
Purchases	4,802,555	15,349	550,024	5,367,928
Sales & Distributions	—	—	(247,968)	(247,968)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain/(loss)	—	—	119,795	119,795
Net change in unrealized appreciation/depreciation	24,349	(356)	(42,472)	(18,479)

Balance as of June 30, 2016	$12,350,017	$67,714	$2,433,378	$14,851,109

Net change in unrealized appreciation/depreciation on investments held at June 30, 2016	$24,349	$(356)	$(42,472)	$(18,479)

AMG Pantheon Master Fund, LLC

Notes to Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2016. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Fair Value as of June 30, 2016	Valuation Techniques	Unobservable Inputs	Ranges
Co-Investments	$4,529,314	Third Party Valuation	General Partners Valuation, Market Comparables	n/a
Co-Investments	7,820,703	Recent Financing	Recent Transaction Price	n/a
Primary Private Investment Funds	11,116	Recent Financing	Recent Transaction Price	n/a
Primary Private Investment Funds	56,598	Net Asset Value General Partner	Net Asset Value	n/a
Secondary Private Investment Funds	2,433,378	Net Asset Value General Partner	Net Asset Value	n/a

Total	$14,851,109

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Master Fund’s Board of Directors (the “Board”).

For co-investments in portfolio companies, the Board uses the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) are generally based on the valuations provided by the general partners or managers of underlying fund investments. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by Pantheon Ventures (US) LP (the “Investment Manager”), who reviews the capital account balances and may adjust the value of each Master Fund investment.

AMG Pantheon Master Fund, LLC

Notes to Schedule of Investments (continued)

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding securities fair valued by the Investment Manager, including a comparison with the prior month end and the percentage of the Master Fund that the security represents at each month end.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

AMG Pantheon Master Fund, LLC

Notes to Schedule of Investments (continued)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited” after a three to seven year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% – 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publically available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•	Primary Investments: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

AMG Pantheon Master Fund, LLC

Notes to Schedule of Investments (continued)

•	Secondary Investments: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•	Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

AMG Pantheon Master Fund, LLC

Notes to Schedule of Investments (continued)

A listing of the Co-Investments, Primary and Secondary Investment Funds held by the Master Fund and their attributes, as of June 30, 2016 are shown in the table below.

Investment Category	Investment Strategy	Fair value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions

Buyout	Control investments in established, cash flow positive companies with focus on mid- or large-capitalization companies.	$7,047,299	$843,597	1-10 years	Not Redeemable	n/a	n/a

Core Plus	Private equity infrastructure funds that generally invest in assets that provide stable cash flows with growth initiatives. It is a long-term asset that can require significant operational improvements, however it provides exposure to the underlying macro environment and offers some downside protection.	$228,137	$318,923	N/A	Not Redeemable	n/a	n/a

Growth Equity	Minority investments in established companies with strong growth characteristics.	$7,522,506	$104,166	1-8 years	Not Redeemable	n/a	n/a

Special Situations	Particular circumstances that influence investment in a security based on the special situation, rather than its underlying fundamentals or some other investment rationale.	$53,167	$447,193	N/A	Not Redeemable	n/a	n/a

* Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflected of the remaining lives of Primary and Secondary Investment Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON MASTER FUND, LLC

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	August 19, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	August 19, 2016